Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Goodwill (Tables), Goodwill [Text Block]

Philips Group

Goodwill

in millions EUR

2018 - 2019

	2018	2019
Balance as of January 1:
Cost	9,074	9,908
Impairments	(1,343)	(1,405)
Book value	7,731	8,503

Changes in book value:
Acquisitions	465	83
Impairments		(97)
Divestments and transfers to assets classified as held for sale	(3)	-
Translation differences and other	310	165

Balance as of December 31:
Cost	9,908	10,182
Impairments	(1,405)	(1,528)
Book value	8,503	8,654

Goodwill (Tables), Goodwill allocated to the cash-generating units [Text Block]

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

2018 - 2019

	2018	2019
Image-Guided Therapy	2,357	2,673
Monitoring & Analytics	1,354	1,360
Sleep & Respiratory Care	1,925	2,071
Other (units carrying a non-significant goodwill balance)	2,867	2,550
Book value	8,503	8,654

Goodwill (Tables), Key assumptions [Text Block]

Philips Group

Key assumptions

in %

2019

	compound sales growth rate1)
	initial forecast period	extra-polation period2)	used to calculate terminal value3)	pre-tax discount rates
Image-Guided Therapy	9.3	6.4	2.5	8.8
Monitoring & Analytics	4.6	3.8	2.5	10.1
Sleep & Respiratory Care	8.1	4.8	2.5	9.7
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
2)Also referred to later in the text as compound long-term sales growth rate
3)The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation

Philips Group

Key assumptions

in %

2018

	compound sales growth rate1)
	initial forecast period	extra-polation period2)	used to calculate terminal value3)	pre-tax discount rates
Image-Guided Therapy	8.1	5.2	2.3	9.3
Patient Care & Monitoring Solutions	6.5	4.0	2.3	9.9
Sleep & Respiratory Care	8.4	4.8	2.3	10.6

1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
2)Also referred to later in the text as compound long-term sales growth rate
3)The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation